DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

10. DISCONTINUED OPERATIONS

In December 2022, the Company ceased its cryptocurrency mining business and entering into a series of contracts with certain third parties to sell its cryptocurrency mining and related equipment, terminating the leases for both the office facility and the storage rooms for most mining machines, and laying off relevant employees. As a result, the operations of Cryptocurrency mining business are reflected within “discontinued operations” periods presented.

The significant items included within discontinued operations are as follows:

	Years Ended December 31,
	2024	2023	2022
Revenue - Cryptocurrency mining	$-	$-	$4,108,372
Cost - Cryptocurrency mining	-	488,104	3,898,171
Administrative expenses	-	(94,284)	1,445,272
Impairment losses on cryptocurrencies	-	-	1,517,172
(Gain) on sales of cryptocurrencies	-	-	(679,111)
Impairment on property, equipment and software	-	-	1,468,014
Operating (loss) from discontinued operations	-	(393,820)	(3,541,146)
Subsidy income	-	-	9,195
Other (loss)	-	(71,984)	(2,936,541)
Interest income	-	13	111
Interest expense	-	-	(30,895)
(Loss) from discontinued operations before income taxes	-	(465,791)	(6,499,276)
Income tax expense	-	-	-
Net (loss) from discontinued operations	$-	$(465,791)	$(6,499,276)

As of December 31, 2024 and 2023, no assets and liabilities of discontinued operations were included within the Consolidated Balance Sheets. Schedule of cashflows is illustrated below:

	Years Ended December 31,
	2024	2023	2022
Net cash provided by (used in) operating activities	-	106,207	(1,835,015)
Net cash provided by investing activities	-	-	2,746,758

CRYPTOCURRENCIES

As of December 31, 2024 and 2023, no cryptocurrencies held by the Company.